Income Taxes (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Income Tax [Abstract]
Provision for income taxes	$ 63	$ 250	$ 189	$ 750	$ 500	$ 1,000
Franchise tax return					12,000
Minimum tax					250
Revenues					223,208	1,160,340
Minimum taxes revenues					1,000,000
Deferred tax asset						577,978
Federal cumulative net loss					5,807,867	0
Accumulated loss					$ 1,219,652	0
Federal tax rate					21.00%
Cumulative net loss					$ 5,807,367	6,996,799
Corporate tax rate percentage					8.25%
Net tax benefit					$ 479,108	577,978
Cumulative losses (in Dollars)							$ 640,315	$ 997,499
Deferred tax benefit cumulative losses (in Dollars)							$ 410,079	$ 249,375
Current tax rate percent					25.00%
US foreign tax reporting					$ 30,000	$ 0
Maximum [Member]
Income Tax [Abstract]
Revenues					1,000,000
Minimum taxes revenues					(250)
Minimum [Member]
Income Tax [Abstract]
Revenues					1,000
Minimum taxes revenues					$ (1,000)